Consolidated statements of cash flows (Parenthetical) $ in Millions, $ in Millions, $ in Millions			12 Months Ended
		Oct. 25, 2024 USD ($)	Dec. 31, 2025 USD ($)	Oct. 02, 2025 USD ($)	Oct. 02, 2025 AUD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents			$ 1,779.2
Proceeds on disposal of investments	[1]		882.0
Gold Road
Condensed Cash Flow Statements, Captions [Line Items]
Cash and cash equivalents				$ 360.2	$ 550.3
Galiano Gold Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds on disposal of investments			$ 106.4
Osisko Mining Incorporated
Condensed Cash Flow Statements, Captions [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents		$ 1,483.2
Asset acquisition, cash and equivalents		30.7
Total purchase consideration		$ 1,708.6

[1]	Proceeds on disposal of investments in 2025 comprise mainly US$707.4 million (A$1,086.1 million) for Northern Star and US$106.4 million for Galiano Gold Inc.